Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	20
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:	$1,148,453,622.72

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%	February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%	January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%	July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%	August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%	August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%	August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%	July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance	$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$8,494,999.46	0.0232740	$-	-	$8,494,999.46
Class A-3 Notes	$348,000,000.00	1.0000000	$331,809,261.38	0.9534749	$16,190,738.62
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$549,334,999.46	0.4819404	$524,649,261.38	0.4602833	$24,685,738.08

Weighted Avg. Coupon (WAC)	3.23%		3.22%
Weighted Avg. Remaining Maturity (WARM)	41.44		40.51
Pool Receivables Balance	$587,047,573.44		$561,342,258.24
Remaining Number of Receivables	45,443		44,511

Adjusted Pool Balance	$566,561,803.80		$541,876,065.72

III. COLLECTIONS

Principal:
Principal Collections	$24,852,982.09
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$460,664.56
Total Principal Collections	$25,313,646.65

Interest:
Interest Collections	$1,560,293.97
Late Fees & Other Charges	$45,229.01
Interest on Repurchase Principal	$-
Total Interest Collections	$1,605,522.98

Collection Account Interest	$2,012.18
Reserve Account Interest	$230.95
Servicer Advances	$-

Total Collections	$26,921,412.76

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	20
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$26,921,412.76
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$26,921,412.76

	Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due 1.00%	$489,206.31		$489,206.31	$489,206.31
Collection Account Interest				$2,012.18
Late Fees & Other Charges				$45,229.01
Total due to Servicer				$536,447.50

2. Class A Noteholders Interest:
Class A-1 Notes	$-		$-
Class A-2 Notes	$3,256.42		$3,256.42
Class A-3 Notes	$229,100.00		$229,100.00
Class A-4 Notes	$127,479.00		$127,479.00

Total Class A interest:	$359,835.42		$359,835.42	$359,835.42

3. First Priority Principal Distribution:	$-		$-	$-

4. Class B Noteholders Interest:	$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:	$-		$-	$-

6. Class C Noteholders Interest:	$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:	$-		$-	$-

8. Class D Noteholders Interest:	$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:				$25,889,852.84

9. Regular Principal Distribution Amount:				$24,685,738.08

	Distributable Amount		Paid Amount
Class A-1 Notes			$-
Class A-2 Notes			$8,494,999.46
Class A-3 Notes			$16,190,738.62
Class A-4 Notes			$-
Class A Notes Total:	$24,685,738.08		$24,685,738.08
Class B Notes Total:	$-		$-
Class C Notes Total:	$-		$-
Class D Notes Total:	$-		$-
Total Noteholders Principal	$24,685,738.08		$24,685,738.08

10. Required Deposit to Reserve Account				0.00

11. Trustee Expenses				0.00

12. Remaining Available Collections Released to Certificateholder				1,204,114.76

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$20,485,769.64
Beginning Period Amount	$20,485,769.64
Current Period Amortization	$1,019,577.12
Ending Period Required Amount	$19,466,192.52
Ending Period Amount	$19,466,192.52
Next Distribution Date Required Amount	$18,473,406.62

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.04%	3.18%	3.18%

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	20
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.73%	43,947	98.22%	$551,374,440.65
30 - 60 Days	0.99%	442	1.39%	$7,805,180.96
61 - 90 Days	0.22%	97	0.30%	$1,708,721.86
91 + Days	0.06%	25	0.08%	$453,914.77
		44,511		$561,342,258.24
Total
Delinquent Receivables 61 + days past due	0.27%	122	0.39%	$2,162,636.63
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.31%	139	0.44%	$2,564,492.33
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.25%	116	0.37%	$2,256,442.26
Three-Month Average Delinquency Ratio	0.28%		0.40%

Repossession in Current Period		40		$808,654.79
Repossession Inventory		90		$559,431.44

Charge-Offs
Gross Principal of Charge-Off for Current Period				$852,333.11
Recoveries				$(460,664.56)
Net Charge-offs for Current Period				$391,668.55

Beginning Pool Balance for Current Period				$587,047,573.44

Net Loss Ratio				0.80%
Net Loss Ratio for 1st Preceding Collection Period				0.75%
Net Loss Ratio for 2nd Preceding Collection Period				0.78%
Three-Month Average Net Loss Ratio for Current Period				0.77%

Cumulative Net Losses for All Periods				$9,313,726.81
Cumulative Net Losses as a % of Initial Pool Balance				0.78%

Principal Balance of Extensions				$2,291,230.78
Number of Extensions				126